Non-Controlling Interest	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Non-controlling Interest
Non-Controlling Interest

Note 12. Non-controlling interest

	Consolidated
	31 December 2024	30 June 2024
	A$	A$

Issued capital	7,357,911	7,357,911
Reserves	1,191,675	693,023
Accumulated losses	(404,421)	(362,449)

	8,145,165	7,688,485

As of the 31 December 2024 the non-controlling interest is 15% (June 2024: 15%) equity holding in AKCM Pty Ltd.

Nova Minerals Limited

Unaudited Condensed Notes to the Consolidated Financial Statements

For the Half-Year Ended 31 December 2024

Note 16. Non-Controlling Interest

	Consolidated
	30 June 2024	30 June 2023	30 June 2022
	A$	A$	A$

Issued capital	7,357,911	7,357,911	7,357,911
Reserves	693,023	685,141	392,832
Accumulated losses	(362,449)	(256,268)	(169,118)

Non-controlling interest	7,688,485	7,786,784	7,581,625

As of the 30 June 2024 the non-controlling interest is 15% equity holding in AKCM Pty Ltd (2023: 15%).

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2024